SEGMENT INFORMATION (Schedule of Taxation Expense by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	$ 178	$ 620	$ 1,006
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	540	293	831
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	(2)	(8)	0
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	$ 360	$ 335	$ 175